Premises and Equipment & Developed Software (Details) - Schedule of components of premises and equipment - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 1,946	$ 1,946
Accumulated amortization	(1,601)	(1,545)
Total	$ 345	401
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Life	5 years
Premises and equipment, gross	$ 28	28
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Life	10 years
Premises and equipment, gross	$ 243	243
IT equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 1,675	$ 1,675
Minimum [Member] | IT equipment [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Life	3 years
Maximum [Member] | IT equipment [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Life	5 years